Net Capital Requirements Narrative (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Regulated Operations [Abstract]
Minimum net capital as a percent of aggregate indebtedness	0.07%
Minimum ratio of aggregate indebtedness to net capital	1500.00%
Required net capital		$ 250,000